Notes on the Consolidated Statements of Operations and Comprehensive Loss - (Detail Textuals) € / shares in Units, Options in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 19, 2019 shares	Nov. 02, 2017 EUR (€)	Aug. 31, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Dec. 31, 2019 EUR (€) shares Segment € / shares	Dec. 31, 2018 EUR (€) shares Options		Dec. 31, 2017 EUR (€) shares		Dec. 31, 2015	Jun. 30, 2019 € / shares
Consolidated Income Statement [Line Items]
Corporate income tax rate					15.80%
Trade income tax rate					14.40%
Interest expense for non current liabilities					€ 6,748,000	€ 426,000		€ 516,000
Number of reportable segments | Segment					2
Minimum Percentage of revenue or non-current assets for deemed countries as material and separately disclosed					10.00%
Revenue from performance obligations satisfied or partially satisfied in previous periods					€ 0
Percentage of entity's revenue					30.00%
Direct marketing expenses					€ 85,584,000	59,888,000		53,469,000
Research and development expense					2,741,000	2,441,000		1,301,000
Termination benefits					1,266,000	283,000		430,000
Termination expenses				€ 307,000
Termination benefits					1,725,000	564,000		1,238,000
Net foreign exchange loss					2,147,000	388,000		53,000
Cash receipts from repayment of advances and loans made to related parties			€ 220,000
Deferred tax liabilities Intangible assets					26,965,000	2,439,000
Unrecognized tax benefits					3,090,000	295,000
Tax loss carryforwards for corporate taxes					21,407,000	7,469,000
Unused tax loss carry forwards					10,956,000	11,512,000
Interest carryforward					5,419,000
Defined contribution retirement funds					1,081,000	973,000		845,000
Option outsanding at fixed valuation					3,839,000
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets					2,335,000	4,091,000		€ 1,166,000
Applicable tax rate								50.00%		0.00%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised					9,088,000	2,690,000
Net income (loss) for the period					(15,174,000)	(3,880,000)	[1],[2]	€ (7,046,000)	[1],[2]
Settlement of stock options					453,000	3,161,000
Gross operating loss carryforwards					73,393,000	16,056,000
Tax loss carryforwards for trade taxes					21,310,000	7,372,000
Reduce future federal and state taxable income					77,122,000	14,660,000
Unused tax losses for which deferred tax asset recognised					18,833,000
Deferred Tax Asset, Research And Development					494,000
Deferred tax assets Tax losses carryforward					29,789,000	11,512,000
Virtual Stock Option Plan Acceleration Program
Consolidated Income Statement [Line Items]
Number of share options satisfied by acceleration conditions in share-based payment arrangement (in shares) | shares	952,018
Number of share options purchased in share-based payment arrangement (in shares) | shares	315,526
Number of share options exercised in share-based payment arrangement (in shares) | shares	636,492
Par value per share | € / shares											€ 0.01
Spark Networks SE | 2018 Virtual Stock Option Plan
Consolidated Income Statement [Line Items]
Share based payment expense recognized for the equity settled options granted					€ 0	€ 423,000		€ 685,000
Options vesting period (in years)					4 years
Spark Networks SE | 2017 Virtual stock option plan following merger
Consolidated Income Statement [Line Items]
Number of share options granted in share-based payment arrangement | shares					195,000	513,026		908,608
Option life					85 months	85 months		48 months 15 days
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets					€ 1,504,000
Share based payment expense recognized for the equity settled options granted					€ 2,335,000	€ 3,610,000		€ 313,000
Number of Options Repurchased during the year | shares					315,526	0		0
Number of share options exercised in share-based payment arrangement (in shares) | shares					636,492	0		0
Options vesting period (in years)					3 years
Contractual Option life, share options granted					85 months
Spark Networks SE | 2007 Omnibus incentive plan prior merger
Consolidated Income Statement [Line Items]
Number of Options Repurchased during the year | shares					5,000	0
Par value per share | € / shares					€ 0.01
Affinitas GmbH
Consolidated Income Statement [Line Items]
Number of share options granted in share-based payment arrangement | shares						0		932
Option outsanding at fixed valuation		€ 3,839,000				€ 3,839,000
Option settled in cash						€ 78,000
Number of option share | Options						192
Remaining value of option outstanding						€ 3,161,000
Prepayment paid to selected participants						600,000
Equity value of Affinitas		€ 90,000,000				€ 90,000,000
Number of share options exercised in share-based payment arrangement (in shares) | shares						6,166		192
Zoosk, Inc.
Consolidated Income Statement [Line Items]
Unused tax losses for which deferred tax asset recognised					€ 15,453,000
Spark Networks SE
Consolidated Income Statement [Line Items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets					0	€ 58,000		€ 175,000
Spark Networks Inc
Consolidated Income Statement [Line Items]
Unused tax losses for which deferred tax asset recognised					3,380,000
SilverSingles LLC (formed on December 22, 2018)
Consolidated Income Statement [Line Items]
Direct marketing expenses					€ 12,839,000
North America
Consolidated Income Statement [Line Items]
Number of reportable segments | Segment					1
Direct marketing expenses					€ 58,292,000	27,862,000		17,980,000
United States
Consolidated Income Statement [Line Items]
Federal income tax carry-forwards approximately					€ 8,289,000	€ 314,000
United States | Effect from January 1, 2018
Consolidated Income Statement [Line Items]
Applicable tax rate						35.00%
Future federal statutory income tax rate						21.00%
Israel
Consolidated Income Statement [Line Items]
Applicable tax rate						24.00%
Future federal statutory income tax rate					23.00%
Federal income tax carry-forwards approximately					€ 9,668,000	€ 8,860,000
France
Consolidated Income Statement [Line Items]
Applicable tax rate					33.00%	33.00%
Future federal statutory income tax rate					28.00%
Net income (loss) for the period					€ 500,000
Germany
Consolidated Income Statement [Line Items]
Tax loss carryforwards for corporate taxes					58,037,000	€ 45,747,000
Tax loss carryforwards for trade taxes					57,266,000	45,035,000
Reserve of share-based payments
Consolidated Income Statement [Line Items]
Net income (loss) for the period						0		€ 0
Settlement of stock options					453,000	€ 2,689,000
Lines Of Credit | One Hundred Twenty Five Million USD Senior Secured Facilities Agreement
Consolidated Income Statement [Line Items]
Interest expense for non current liabilities					€ 6,425,000

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[2]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.